OTHER FINANCIAL LIABILITIES (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Total consolidated		$ 7,891,640	$ 8,604,920
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.	[1]	Foreign
Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Total		$ 482,153	451,906
Total consolidated		494,918	471,056
Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		12,765	19,150
Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Total		713,657	753,268
Total consolidated		749,815	1,301,967
Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		36,158	548,699
Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Total		2,562,843	2,122,383
Total consolidated		2,797,730	2,241,201
Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		234,887	118,818
Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Total		1,346,299	1,819,099
Total consolidated		1,420,597	2,543,532
Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		74,298	724,433
Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Total		2,513,069	2,113,998
Total consolidated		2,513,069	2,155,783
Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total			41,785
Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Total		7,618,021	7,260,654
Total consolidated		7,976,129	8,713,539
Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		358,108	1,452,885
Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Total		508,477	480,920
Total consolidated		523,057	510,433
Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		14,580	29,513
Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Total		729,534	754,207
Total consolidated		765,692	1,304,214
Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		36,158	550,007
Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Total		2,484,733	2,040,524
Total consolidated		2,719,620	2,163,460
Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		234,887	122,936
Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Total		1,318,241	1,774,950
Total consolidated		1,392,540	2,502,680
Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		74,299	727,730
Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Total		2,490,731	2,082,347
Total consolidated		2,490,731	2,124,133
Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total			41,786
Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Total		7,531,716	7,132,948
Total consolidated		7,891,640	8,604,920
Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		$ 359,924	$ 1,471,972
BBVA [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.032.000-8	97.032.000-8
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		2.30%	1.85%
Nominal rate %		2.30%	1.85%
BBVA [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 75,000	$ 75,000
BBVA [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		75,000	75,000
BBVA [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		75,781	75,234
BBVA [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 75,781	$ 75,234
BBVA [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.032.000-8	97.032.000-8
Creditor country		Chile	Chile
Currency		UF	UF
Amortization		At Expiration	At Expiration
Effective rate %		3.57%	5.23%
Nominal rate %		2.77%	4.43%
BBVA [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			50,381
BBVA [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			50,381
BBVA [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			50,324
BBVA [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			$ 50,324
SANTANDER [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.036.000-K	97.036.000-K
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		2.49%	2.39%
Nominal rate %		2.49%	2.39%
SANTANDER [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			$ 30,000
SANTANDER [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		55,801
SANTANDER [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		55,801	30,000
SANTANDER [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			30,183
SANTANDER [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		55,934
SANTANDER [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 55,934	$ 30,183
ESTADO [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.030.000-7	97.030.000-7
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		23.47%	1.91%
Nominal rate %		23.47%	1.91%
ESTADO [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 30,000	$ 40,000
ESTADO [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		30,000	40,000
ESTADO [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		30,129	40,098
ESTADO [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 30,129	$ 40,098
BANCO DO BRASIL [Member]
Disclosure of subsidiaries [line items]
Tax No.		97,003,000-K	97.003.000-K
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		2.40%	3.08%
Nominal rate %		2.40%	3.08%
BANCO DO BRASIL [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 100,000	$ 70,000
BANCO DO BRASIL [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		100,000	70,000
BANCO DO BRASIL [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		100,696	70,323
BANCO DO BRASIL [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 100,696	$ 70,323
HSBC [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.951.000-4	97.951.000-4
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		2.03%	1.79%
Nominal rate %		2.03%	1.79%
HSBC [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 12,000	$ 12,000
HSBC [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		12,000	12,000
HSBC [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		12,007	12,002
HSBC [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		12,007	$ 12,002
CHILE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		40,000
CHILE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		40,000
CHILE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		40,071
CHILE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 40,071
CORP BANCA [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.023.000-9	97.023.000-9
Creditor country		Chile	Chile
Currency		UF	UF
Amortization		Quarterly	Quarterly
Effective rate %		3.68%	4.06%
Nominal rate %		3.68%	4.06%
CORP BANCA [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 21,298	$ 19,229
CORP BANCA [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans		21,360	57,686
CORP BANCA [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		42,006	60,186
CORP BANCA [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans			16,254
CORP BANCA [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Bank loans
CORP BANCA [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		84,664	153,355
CORP BANCA [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans		21,542	19,819
CORP BANCA [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans		21,360	57,686
CORP BANCA [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		41,548	59,176
CORP BANCA [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans			16,189
CORP BANCA [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Bank loans
CORP BANCA [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 84,450	$ 152,870
BLADEX [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Semiannual	Semiannual
Effective rate %		5.51%	5.14%
Nominal rate %		5.51%	5.14%
BLADEX [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans		15,000	12,500
BLADEX [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		15,000	30,000
BLADEX [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		30,000	42,500
BLADEX [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans		15,133	12,667
BLADEX [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		14,750	29,625
BLADEX [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 29,883	$ 42,292
DVB BANK SE [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A.
Currency			US$
Amortization			Quarterly
Effective rate %			1.86%
Nominal rate %			1.86%
DVB BANK SE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans
DVB BANK SE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans
DVB BANK SE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans			28,911
DVB BANK SE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
DVB BANK SE [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Bank loans
DVB BANK SE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans			28,911
DVB BANK SE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans			3
DVB BANK SE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans
DVB BANK SE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans			28,911
DVB BANK SE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
DVB BANK SE [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Bank loans
DVB BANK SE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans			$ 28,914
SANTANDER [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.036.000-K	97.036.000-K
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.41%	3.55%
Nominal rate %		4.41%	3.55%
SANTANDER [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		202,284	158,194
SANTANDER [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		202,284	158,194
SANTANDER [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans		439	542
SANTANDER [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		202,284	158,194
SANTANDER [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 202,723	$ 158,736
BANK OF NEWYORK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		7.44%	7.77%
Nominal rate %		7.03%	7.25%
BANK OF NEWYORK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
BANK OF NEWYORK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
BANK OF NEWYORK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		500,000
BANK OF NEWYORK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			500,000
BANK OF NEWYORK [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Obligations with the public		700,000
BANK OF NEWYORK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		1,200,000	500,000
BANK OF NEWYORK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			2,291
BANK OF NEWYORK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		13,047
BANK OF NEWYORK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		492,745
BANK OF NEWYORK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			489,885
BANK OF NEWYORK [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Obligations with the public		697,536
BANK OF NEWYORK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		$ 1,203,328	$ 492,176
CREDIT AGRICOLE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		2.66%	2.21%
Nominal rate %		2.22%	1.81%
CREDIT AGRICOLE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 7,767	$ 11,073
CREDIT AGRICOLE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		23,840	29,252
CREDIT AGRICOLE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		54,074	62,209
CREDIT AGRICOLE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		12,410	32,172
CREDIT AGRICOLE [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations			3,711
CREDIT AGRICOLE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		98,091	138,417
CREDIT AGRICOLE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		8,101	11,454
CREDIT AGRICOLE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		23,840	29,252
CREDIT AGRICOLE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		52,924	60,781
CREDIT AGRICOLE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		12,026	31,221
CREDIT AGRICOLE [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations			3,631
CREDIT AGRICOLE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 96,891	$ 136,339
BNP PARIBAS [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.41%	2.97%
Nominal rate %		3.40%	2.96%
BNP PARIBAS [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 10,929	$ 10,496
BNP PARIBAS [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		44,145	42,401
BNP PARIBAS [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		114,800	111,962
BNP PARIBAS [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		119,948	118,181
BNP PARIBAS [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		285,399	345,078
BNP PARIBAS [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		575,221	628,118
BNP PARIBAS [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		13,328	12,792
BNP PARIBAS [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		44,781	43,023
BNP PARIBAS [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		111,319	108,271
BNP PARIBAS [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		117,987	116,067
BNP PARIBAS [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		282,714	341,481
BNP PARIBAS [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 570,129	$ 621,634
WELLS FARGO [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		2.27%	2.37%
Nominal rate %		1.75%	1.68%
WELLS FARGO [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 27,223	$ 31,448
WELLS FARGO [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		82,402	95,186
WELLS FARGO [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		225,221	260,112
WELLS FARGO [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		233,425	269,512
WELLS FARGO [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		240,716	400,087
WELLS FARGO [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		808,987	1,056,345
WELLS FARGO [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		30,143	35,211
WELLS FARGO [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		82,402	95,186
WELLS FARGO [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		203,371	233,012
WELLS FARGO [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		224,295	257,387
WELLS FARGO [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		236,179	391,253
WELLS FARGO [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 776,390	$ 1,012,049
WILMINGTON TRUST [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.48%	4.25%
Nominal rate %		4.48%	4.25%
WILMINGTON TRUST [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 20,427	$ 15,554
WILMINGTON TRUST [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		61,669	49,236
WILMINGTON TRUST [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		175,334	135,254
WILMINGTON TRUST [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		183,332	140,848
WILMINGTON TRUST [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		594,091	626,444
WILMINGTON TRUST [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,034,853	967,336
WILMINGTON TRUST [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		26,614	20,997
WILMINGTON TRUST [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		61,669	49,236
WILMINGTON TRUST [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		169,506	130,792
WILMINGTON TRUST [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		180,520	138,455
WILMINGTON TRUST [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		590,723	622,153
WILMINGTON TRUST [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 1,029,032	$ 961,633
CITIBANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.31%	2.72%
Nominal rate %		2.47%	1.96%
CITIBANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 11,994	$ 17,495
CITIBANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		36,501	53,162
CITIBANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		101,230	146,932
CITIBANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		104,308	154,774
CITIBANK [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		97,184	175,805
CITIBANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		351,217	548,168
CITIBANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		13,231	19,059
CITIBANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		36,501	53,162
CITIBANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		95,208	138,257
CITIBANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		101,558	150,891
CITIBANK [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		94,807	172,087
CITIBANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 341,305	$ 533,456
AIRBUS FINANCIAL [Member]
Disclosure of subsidiaries [line items]
Tax No.			97.036.000-K
Creditor country			Chile
Currency			US$
Amortization			Quarterly
Effective rate %			1.98%
Nominal rate %			1.44%
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 5,347
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			16,204
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			44,472
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			46,386
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations			26,165
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			138,574
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			5,680
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			16,204
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			42,707
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			45,815
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations			26,063
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 136,469
BTMU [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		2.87%	2.31%
Nominal rate %		2.27%	1.72%
BTMU [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 2,856	$ 2,787
BTMU [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		8,689	8,470
BTMU [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		24,007	23,393
BTMU [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		25,278	24,635
BTMU [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		13,904	26,705
BTMU [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		74,734	85,990
BTMU [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		3,082	3,001
BTMU [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		8,689	8,470
BTMU [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		22,955	22,132
BTMU [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		24,941	24,149
BTMU [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		13,849	26,519
BTMU [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 73,516	$ 84,271
APPLE BANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		2.78%	2.29%
Nominal rate %		2.18%	1.69%
APPLE BANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 1,401	$ 1,364
APPLE BANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		4,278	4,167
APPLE BANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		11,828	11,516
APPLE BANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		12,474	12,146
APPLE BANK [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		7,242	13,561
APPLE BANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		37,223	42,754
APPLE BANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,583	1,538
APPLE BANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		4,278	4,166
APPLE BANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		11,303	10,889
APPLE BANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		12,303	11,902
APPLE BANK [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		7,212	13,464
APPLE BANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 36,679	$ 41,959
US BANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.00%	3.99%
Nominal rate %		2.82%	2.81%
US BANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 15,157	$ 14,817
US BANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		45,992	44,958
US BANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		126,550	123,705
US BANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		132,441	129,462
US BANK [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		152,693	219,666
US BANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		472,833	532,608
US BANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		17,364	17,298
US BANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		45,992	44,958
US BANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		109,705	104,709
US BANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		125,006	120,509
US BANK [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		148,318	211,895
US BANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 446,385	$ 499,369
DEUTSCHE BANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.39%	3.86%
Nominal rate %		4.39%	3.86%
DEUTSCHE BANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 2,965	$ 4,992
DEUTSCHE BANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		9,127	15,365
DEUTSCHE BANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		25,826	24,725
DEUTSCHE BANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		28,202	26,984
DEUTSCHE BANK [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		30,786	45,197
DEUTSCHE BANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		96,906	117,263
DEUTSCHE BANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		3,534	5,570
DEUTSCHE BANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		9,127	24,023
DEUTSCHE BANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		25,130	15,365
DEUTSCHE BANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		27,739	26,515
DEUTSCHE BANK [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		30,323	44,522
DEUTSCHE BANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 95,853	$ 115,995
NATIXIS [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.42%	2.60%
Nominal rate %		3.40%	2.57%
NATIXIS [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 14,645	$ 12,289
NATIXIS [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		44,627	37,388
NATIXIS [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		107,068	98,873
NATIXIS [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		91,823	82,066
NATIXIS [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		154,848	192,235
NATIXIS [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		413,011	422,851
NATIXIS [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		15,642	13,038
NATIXIS [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		44,627	37,388
NATIXIS [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		105,056	97,469
NATIXIS [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		90,823	81,130
NATIXIS [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations		153,124	190,048
NATIXIS [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 409,272	$ 419,073
PK AIRFINANCE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Monthly	Monthly
Effective rate %		3.18%	2.40%
Nominal rate %		3.18%	2.40%
PK AIRFINANCE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 2,163	$ 2,018
PK AIRFINANCE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		6,722	6,268
PK AIRFINANCE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		19,744	18,413
PK AIRFINANCE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		17,871	24,944
PK AIRFINANCE [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations			3,144
PK AIRFINANCE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		46,500	54,787
PK AIRFINANCE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		2,225	2,071
PK AIRFINANCE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		6,722	6,269
PK AIRFINANCE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		19,744	18,412
PK AIRFINANCE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		17,871	24,944
PK AIRFINANCE [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations			3,144
PK AIRFINANCE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 46,562	$ 54,840
KFW IPEX-BANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		Germany	Germany
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.31%	2.55%
Nominal rate %		3.31%	2.55%
KFW IPEX-BANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 2,397	$ 2,288
KFW IPEX-BANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		6,678	7,015
KFW IPEX-BANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		16,173	17,869
KFW IPEX-BANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,640	9,019
KFW IPEX-BANK [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations
KFW IPEX-BANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		26,888	36,191
KFW IPEX-BANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		2,428	2,319
KFW IPEX-BANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		6,677	7,015
KFW IPEX-BANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		16,174	17,869
KFW IPEX-BANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,640	9,019
KFW IPEX-BANK [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations
KFW IPEX-BANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 26,919	$ 36,222
AIRBUS FINANCIAL [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Monthly	Monthly
Effective rate %		3.19%	2.49%
Nominal rate %		3.19%	2.49%
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 1,855	$ 1,797
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		5,654	5,476
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		15,416	15,262
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			7,664
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		22,925	30,199
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,900	1,841
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		5,654	5,477
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		15,416	15,261
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			7,664
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 22,970	$ 30,243
INVESTEC [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A	England
Currency		US$	US$
Amortization		Semiannual	Semiannual
Effective rate %		6.04%	5.67%
Nominal rate %		6.04%	5.67%
INVESTEC [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 1,298
INVESTEC [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			7,526
INVESTEC [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			19,290
INVESTEC [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			21,667
INVESTEC [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations			22,421
INVESTEC [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			72,202
INVESTEC [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			1,771
INVESTEC [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			7,733
INVESTEC [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			18,533
INVESTEC [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			21,368
INVESTEC [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations			22,309
INVESTEC [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 71,714
SWAP Aviones llegados [Member]
Disclosure of subsidiaries [line items]
Currency		US$	US$
Amortization		Quarterly	Quarterly
SWAP Aviones llegados [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 301	$ 403
SWAP Aviones llegados [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		749	1,067
SWAP Aviones llegados [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		765	1,658
SWAP Aviones llegados [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			158
SWAP Aviones llegados [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations
SWAP Aviones llegados [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,815	3,286
SWAP Aviones llegados [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		301	403
SWAP Aviones llegados [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		749	1,067
SWAP Aviones llegados [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		765	1,658
SWAP Aviones llegados [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			158
SWAP Aviones llegados [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations
SWAP Aviones llegados [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,815	$ 3,286
AIRBUS FINANCIAL 1 [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
AIRBUS FINANCIAL 1 [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Guaranteed Obligations
CREDIT AGRICOLE [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			France
Currency			US$
Amortization			Quarterly
Effective rate %			2.85%
Nominal rate %			2.85%
CREDIT AGRICOLE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			256,860
CREDIT AGRICOLE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			256,860
CREDIT AGRICOLE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			1,908
CREDIT AGRICOLE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			254,512
CREDIT AGRICOLE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			$ 256,420
DVB BANK SE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
Amortization		Quarterly
Effective rate %		3.38%
Nominal rate %		3.38%
DVB BANK SE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		241,287
DVB BANK SE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		241,287
DVB BANK SE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		2,170
DVB BANK SE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		240,007
DVB BANK SE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		$ 242,177
ING [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		5.13%	5.62%
Nominal rate %		4.57%	4.96%
ING [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 5,347	$ 5,089
ING [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		10,779	15,653
ING [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		26,831	31,151
ING [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			11,805
ING [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
ING [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		42,957	63,698
ING [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		5,717	5,641
ING [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		10,779	15,652
ING [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		26,500	30,577
ING [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			11,771
ING [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
ING [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 42,996	$ 63,641
CREDITAGRICOLE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		1.28%	1.85%
Nominal rate %		1.28%	1.85%
CREDITAGRICOLE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 1,754
CREDITAGRICOLE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases			5,403
CREDITAGRICOLE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases			7,157
CREDITAGRICOLE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases			1,780
CREDITAGRICOLE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases			5,403
CREDITAGRICOLE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 7,183
CITIBANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		6.40%	6.40%
Nominal rate %		5.67%	5.67%
CITIBANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 11,206	$ 4,956
CITIBANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		34,267	15,312
CITIBANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		86,085	44,177
CITIBANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		49,853	13,804
CITIBANK [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases		2,863
CITIBANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		184,274	78,249
CITIBANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		12,013	5,622
CITIBANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		34,267	15,312
CITIBANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		84,104	43,413
CITIBANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		49,516	13,762
CITIBANK [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases		2,859
CITIBANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 182,759	$ 78,109
PEFCO [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		5.37%	5.39%
Nominal rate %		4.77%	4.79%
PEFCO [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 12,526	$ 15,979
PEFCO [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		32,850	47,048
PEFCO [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		22,407	63,957
PEFCO [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			3,827
PEFCO [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
PEFCO [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		67,783	130,811
PEFCO [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		12,956	16,852
PEFCO [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		32,850	47,048
PEFCO [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		22,088	63,072
PEFCO [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			3,819
PEFCO [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
PEFCO [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 67,894	$ 130,791
BNP PARIBAS [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.08%	3.69%
Nominal rate %		3.64%	3.26%
BNP PARIBAS [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 13,146	$ 12,520
BNP PARIBAS [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		33,840	38,494
BNP PARIBAS [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		48,823	75,958
BNP PARIBAS [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,296	22,147
BNP PARIBAS [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
BNP PARIBAS [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		98,105	149,119
BNP PARIBAS [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		13,548	13,122
BNP PARIBAS [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		33,840	38,494
BNP PARIBAS [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		48,253	74,776
BNP PARIBAS [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,293	22,079
BNP PARIBAS [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
BNP PARIBAS [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 97,934	$ 148,471
WELLS FARGO [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.98%	3.98%
Nominal rate %		3.54%	3.54%
WELLS FARGO [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 10,630	$ 4,678
WELLS FARGO [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		33,866	14,261
WELLS FARGO [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		91,162	39,862
WELLS FARGO [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		64,471	42,663
WELLS FARGO [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases		20,984	1,862
WELLS FARGO [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		221,113	103,326
WELLS FARGO [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		11,460	5,018
WELLS FARGO [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		33,866	14,260
WELLS FARGO [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		88,674	38,834
WELLS FARGO [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		63,860	42,430
WELLS FARGO [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases		20,903	1,861
WELLS FARGO [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 218,763	$ 102,403
DVB BANK SE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		2.06%	2.57%
Nominal rate %		2.06%	2.57%
DVB BANK SE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 4,680
DVB BANK SE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases			9,447
DVB BANK SE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases			14,127
DVB BANK SE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases			4,713
DVB BANK SE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases			9,448
DVB BANK SE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 14,161
RRP ENGINE [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			England
Currency			US$
Amortization			Monthly
Effective rate %			2.35%
Nominal rate %			2.35%
RRP ENGINE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		$ 265
Financial leases
RRP ENGINE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		2,430
Financial leases
RRP ENGINE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		6,856
Financial leases			6,402
RRP ENGINE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		7,441
Financial leases			6,955
RRP ENGINE [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Obligations with the public		8,991
Financial leases			11,917
RRP ENGINE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		25,983
Financial leases			25,274
RRP ENGINE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		265
Financial leases
RRP ENGINE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		2,430
Financial leases
RRP ENGINE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		6,856
Financial leases			6,402
RRP ENGINE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		7,441
Financial leases			6,955
RRP ENGINE [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Obligations with the public		8,991
Financial leases			11,917
RRP ENGINE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		$ 25,983
Financial leases			$ 25,274
BANC OF AMERICA [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
Amortization		Monthly
Effective rate %		1.41%
Nominal rate %		1.41%
BANC OF AMERICA [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 674
BANC OF AMERICA [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,096
BANC OF AMERICA [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANC OF AMERICA [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANC OF AMERICA [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
BANC OF AMERICA [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,770
BANC OF AMERICA [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		676
BANC OF AMERICA [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,096
BANC OF AMERICA [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANC OF AMERICA [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANC OF AMERICA [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases
BANC OF AMERICA [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,772
SANTANDER [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		5,459
SANTANDER [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		16,542
SANTANDER [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		45,416
SANTANDER [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		46,472
SANTANDER [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases		3,134
SANTANDER [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		117,023
SANTANDER [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		5,813
SANTANDER [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		16,542
SANTANDER [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		44,010
SANTANDER [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		46,153
SANTANDER [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Financial leases		3,128
SANTANDER [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 115,646
BOEING [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		1.80%	2.35%
Nominal rate %		1.80%	2.35%
BOEING [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans		$ 21,822
BOEING [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans		67,859
BOEING [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans		196,210	26,214
BOEING [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans		285,891	26,214
BOEING [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans		22,586	185
BOEING [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans		67,859
BOEING [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans		194,537	26,214
BOEING [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans		$ 284,982	$ 26,399
CITIBANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		6.00%	6.00%
Nominal rate %		6.00%	6.00%
CITIBANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans		$ 19,361	$ 20,555
CITIBANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans		60,251	63,942
CITIBANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans		174,178	184,866
CITIBANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other loans		196,210	101,026
CITIBANK [Member] | Nominal Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Other loans
CITIBANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans		450,000	370,389
CITIBANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans		20,485	21,541
CITIBANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans		60,251	63,942
CITIBANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans		174,178	182,043
CITIBANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other loans		192,932	100,866
CITIBANK [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Other loans
CITIBANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans		$ 447,846	$ 368,392
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		Holland	Holland
Currency		US$	US$
Amortization		Monthly	Monthly
Effective rate %		6.01%	6.01%
Nominal rate %		6.01%	6.01%
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 130	$ 122
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		401	378
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		1,161	1,094
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		690	1,234
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans			54
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		2,382	2,882
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		142	137
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		401	378
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		1,161	1,094
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		690	1,233
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans			55
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 2,394	$ 2,897
CITIBANK [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A
Currency			US$
Amortization			At Expiration
Effective rate %			3.39%
Nominal rate %			3.14%
CITIBANK [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans
CITIBANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans			200,000
CITIBANK [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans
CITIBANK [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans
CITIBANK [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans
CITIBANK [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans			200,000
CITIBANK [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans			(151)
CITIBANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans			199,729
CITIBANK [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans
CITIBANK [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans
CITIBANK [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans
CITIBANK [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans			$ 199,578
THE BANK OF NEW YORK [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A
Currency			US$
Amortization			At Expiration
Effective rate %			8.17%
Nominal rate %			8.00%
THE BANK OF NEW YORK [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
THE BANK OF NEW YORK [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			300,000
THE BANK OF NEW YORK [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
THE BANK OF NEW YORK [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			500,000
THE BANK OF NEW YORK [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
THE BANK OF NEW YORK [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			800,000
THE BANK OF NEW YORK [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			8,173
THE BANK OF NEW YORK [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			301,579
THE BANK OF NEW YORK [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			4,119
THE BANK OF NEW YORK [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			503,298
THE BANK OF NEW YORK [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
THE BANK OF NEW YORK [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			$ 817,169
AFS INVESTMENT IX LLC [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A
Currency			US$
Amortization			Monthly
Effective rate %			1.25%
Nominal rate %			1.25%
AFS INVESTMENT IX LLC [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 2,086
AFS INVESTMENT IX LLC [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			6,437
AFS INVESTMENT IX LLC [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			18,556
AFS INVESTMENT IX LLC [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			8,369
AFS INVESTMENT IX LLC [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
AFS INVESTMENT IX LLC [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			35,448
AFS INVESTMENT IX LLC [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			2,253
AFS INVESTMENT IX LLC [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			6,437
AFS INVESTMENT IX LLC [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			18,556
AFS INVESTMENT IX LLC [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			8,369
AFS INVESTMENT IX LLC [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
AFS INVESTMENT IX LLC [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 35,615
DVB BANK SE [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A
Currency			US$
Amortization			Monthly
Effective rate %			2.50%
Nominal rate %			2.50%
DVB BANK SE [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 118
DVB BANK SE [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			164
DVB BANK SE [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			282
DVB BANK SE [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			119
DVB BANK SE [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			164
DVB BANK SE [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
DVB BANK SE [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 283
KFW IPEX BANK [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			Germany
Currency			US$
Amortization			Monthly/Quarterly
Effective rate %			2.80%
Nominal rate %			2.80%
KFW IPEX BANK [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 579
KFW IPEX BANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			1,544
KFW IPEX BANK [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
KFW IPEX BANK [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
KFW IPEX BANK [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
KFW IPEX BANK [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			2,123
KFW IPEX BANK [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			583
KFW IPEX BANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			1,544
KFW IPEX BANK [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
KFW IPEX BANK [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
KFW IPEX BANK [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
KFW IPEX BANK [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 2,127
NATIXIS [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
Amortization		Quarterly/Semiannual	Quarterly/Semiannual
Effective rate %		5.59%	4.90%
Nominal rate %		5.59%	4.90%
NATIXIS [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 2,853	$ 2,675
NATIXIS [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,099	5,732
NATIXIS [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		19,682	18,485
NATIXIS [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		70,402	38,820
NATIXIS [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			41,731
NATIXIS [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		99,036	107,443
NATIXIS [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		3,592	3,533
NATIXIS [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,099	5,732
NATIXIS [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		19,682	18,485
NATIXIS [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		70,402	38,820
NATIXIS [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			41,731
NATIXIS [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 99,775	$ 108,301
WACAPOULEASING S.A. [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		Luxemburg	Luxemburg
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.69%	3.00%
Nominal rate %		3.69%	3.00%
WACAPOULEASING S.A. [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 696	$ 668
WACAPOULEASING S.A. [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,125	2,038
WACAPOULEASING S.A. [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,020	5,768
WACAPOULEASING S.A. [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		3,206	6,280
WACAPOULEASING S.A. [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
WACAPOULEASING S.A. [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		12,047	14,754
WACAPOULEASING S.A. [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		732	709
WACAPOULEASING S.A. [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,125	2,038
WACAPOULEASING S.A. [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,020	5,768
WACAPOULEASING S.A. [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		3,207	6,280
WACAPOULEASING S.A. [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
WACAPOULEASING S.A. [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 12,084	$ 14,795
SOCIETE GENERALE MILAN BRANCH [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		Italy	Italy
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.87%	4.18%
Nominal rate %		4.81%	4.11%
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 8,964	$ 8,547
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		27,525	26,275
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		208,024	74,783
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			169,730
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		244,513	279,335
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		9,992	9,779
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		27,525	26,275
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		208,024	74,783
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			169,730
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 245,541	$ 280,567
BANCO IBM S.A [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		Brazil	Brazil
Currency		BRL	BRL
Amortization		Monthly	Monthly
Effective rate %		6.89%	13.63%
Nominal rate %		6.89%	13.63%
BANCO IBM S.A [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 21	$ 260
BANCO IBM S.A [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			749
BANCO IBM S.A [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			22
BANCO IBM S.A [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		21	1,031
BANCO IBM S.A [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		21	260
BANCO IBM S.A [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			749
BANCO IBM S.A [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			21
BANCO IBM S.A [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 21	$ 1,030
HP FINANCIAL SERVICE [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			Brazil
Currency			BRL
Amortization			Monthly
Effective rate %			10.02%
Nominal rate %			10.02%
HP FINANCIAL SERVICE [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 222
HP FINANCIAL SERVICE [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
HP FINANCIAL SERVICE [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
HP FINANCIAL SERVICE [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
HP FINANCIAL SERVICE [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
HP FINANCIAL SERVICE [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			222
HP FINANCIAL SERVICE [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			222
HP FINANCIAL SERVICE [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
HP FINANCIAL SERVICE [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
HP FINANCIAL SERVICE [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
HP FINANCIAL SERVICE [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
HP FINANCIAL SERVICE [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 222
SOCIETE GENERALE [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		BRL	BRL
Amortization		Monthly	Monthly
Effective rate %		6.89%	13.63%
Nominal rate %		6.89%	13.63%
SOCIETE GENERALE [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 101	$ 102
SOCIETE GENERALE [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		8	307
SOCIETE GENERALE [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			110
SOCIETE GENERALE [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		109	519
SOCIETE GENERALE [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		101	102
SOCIETE GENERALE [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		8	307
SOCIETE GENERALE [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			110
SOCIETE GENERALE [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 109	$ 519
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A
Currency			US$
Amortization			Monthly
Effective rate %			2.30%
Nominal rate %			2.30%
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 3,771
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			5,075
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Nominal Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			8,846
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			3,794
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			5,075
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Accounting Value [Member] | Over five years | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
GENERAL ELECTRIC CAPITAL CORPORATION [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 8,869
ESTADO 1 [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.030.000-7
Creditor country		Chile
Currency		UF
Amortization		At Expiration
Effective rate %		5.50%
Nominal rate %		5.50%
ESTADO 1 [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
ESTADO 1 [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
ESTADO 1 [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
ESTADO 1 [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		189,637
ESTADO 1 [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		189,637
ESTADO 1 [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
ESTADO 1 [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		1,738
ESTADO 1 [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
ESTADO 1 [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		189,500
ESTADO 1 [Member] | Accounting Value [Member] | Over five years
Disclosure of subsidiaries [line items]
Obligations with the public		189,500
ESTADO 1 [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		$ 380,738

[1]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.